UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606

(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2005 to June 30, 2006

        Proxy Voting Record for the Reporting Period from July 1, 2005 to June 30, 2006

        Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, management investment company registered under the Investment Company Act of 1940. The table below discloses the following information for each matter relating to a portfolio security of the Fund considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Mtg Date	Proposal*

A.M. Castle & Co.	CAS	148411101	04/27/2006	1

AAON, Inc.	AAON	000360206	05/31/2006	1

Aceto Corporation	ACET	004446100	12/01/2005	1

AEP Industries Inc.	AEPI	001031103	04/11/2006	1

Air Methods Corporation	AIRM	009128307	08/03/2005	1,18

Aladdin Knowledge Systems Ltd.	ALDN	M0392N101	12/07/2005	1,2

Allied Healthcare Products	AHPI	019222108	11/17/2005	1

American Ecology Corporation	ECOL	025533407	05/25/2006	1,2,3

American Software, Inc.	AMSWA	029683109	11/14/2005	1,3

Ameron International Corporation	AMN	030710107	03/22/2006	1,2

Apogee Enterprises, Inc.	APOG	037598109	06/28/2006	1,2,3

aRoad, Inc.	ARDI	04648K105	06/08/2006	1,2

Atmos Energy Corporation	ATO	049560105	02/08/2006	1

Barrett Business Services, Inc.	BBSI	068463108	05/18/2006	1

Bioscrip, Inc.	BIOS	09069N108	05/23/2006	1,2

Brigham Exploration Company	BEXP	109178103	06/01/2006	1,2,8

Britesmile, Inc.	BSML	110415205	09/30/2005	1,4,14,20

Captaris, Inc.	CAPA	14071N104	06/08/2006	1,2,3

Cardiotech International, Inc.	CTE	14160C100	09/29/2005	1

Carrizo Oil & Gas, Inc.	CRZO	144577103	05/23/2006	1,2,3

CE Franklin Ltd.	CFK	125151100	05/02/2006	1,2,3,14

Centillium Communications, Inc.	CTLM	152319109	06/21/2006	1,2

Century Aluminum Company	CENX	156431108	08/10/2005	1,2,3,4,14

Century Casinos, Inc.	CNTY	156492100	06/20/2006	1,14

Click Commerce, Inc.	CKCM	18681D208	05/18/2006	1,2

CNS, Inc.	CNXS	126136100	08/30/2005	1,2,4

Coachman Industries, Inc.	COA	189873102	05/04/2006	1

Collegiate Pacific Inc.	BOO	194589206	02/27/2006	1,2,14

Comarco, Inc.	CMRO	200080109	06/20/2006	1,2,3

Comfort Systems USA, Inc.	FIX	199908104	05/18/2006	1,2,3,18

Corillian Corporation	CORI	218725109	05/15/2006	1,2

Darling International Inc.	DAR	237266101	05/04/2006	1

Darling International Inc.	DAR	237266101	05/15/2006	1,13,14

Dawson Geophysical Company	DWSN	239359102	01/24/2006	1,2,3,4

Desert Sun Mining Corp.	DEZ	25043V107	03/31/2006	1,2,14

DIGI International Inc.	DGII	253798102	01/18/2006	1,2

Drugmax, Inc.	DMAX	262240104	11/16/2005	1,2

Drugmax, Inc.	DMAX	262240104	06/23/2006	1,2,8,14

Dynamex Inc.	DDMX	26784F103	01/10/2005	1,2,14

Electric City Corp.	ELC	284868106	06/07/2006	1,3,14

Emak Worldwide, Inc.	EMAK	26861V104	05/31/2006	1,2,3

Embarcadero Technologies, Inc.	EMBT	290787100	07/31/2006	1,2,3,14

Emerson Radio Corp.	MSN	291087203	12/09/2005	1,2

Escala Group Inc.	ESCL	29605W107	12/14/2005	1,2,3,13,14

Exponent, Inc.	EXPO	30214U102	05/24/2006	1,2,4,8

Factory Card & Party Outlet Corp.	FCPO	303051106	06/27/2006	1,2,8,14

Flanders Corporation	FLDR	338494107	12/15/2005	1

Forrester Research, Inc.	FORR	346563109	05/09/2006	1,3,14

Fronteer Development Group Inc.	FRG	35903Q106	05/02/2006	1,2

FSI International, Inc.	FSII	302633102	01/24/2006	1,2

Gasco Energy, Inc.	GSX	367220100	06/14/2006	1,2

Giant Industries, Inc.	GI	374508109	04/10/2006	1,2

Gilat Satellite Networks Ltd.	GILTF	M51474118	08/30/2005	1,2,9,10,12

Gilat Satellite Networks Ltd.	GILTF	M51474118	08/30/2005	14,20

Gilat Satellite Networks Ltd.	GILTF	M51474118	12/27/2005	3,4,12,14

Gilat Satellite Networks Ltd.	GILTF	M51474118	12/27/2005	18,20

Globecomm Systems Inc.	GCOM	37956X103	11/17/2005	1,2

Gulfmark Offshore, Inc.	GMRK	402629109	05/18/2006	1,2

Haggar Corp.	HGGR	405173105	11/01/2005	13,14,16

Harmonic Inc.	HLIT	413160102	06/28/2006	1,2,3,4

Hartmarx Corporation	HMX	417119104	04/20/2006	1,2,3,18

Hauppauge Digital, Inc.	HAUP	419131107	07/25/2005	1,14

Haverty Furniture Companies, Inc.	HVT	419596101	05/16/2006	1,10,14

Hooker Furniture Corporation	HOFT	439038100	03/31/2006	1

Horizon Health Corporation	HORC	44041Y104	01/20/2006	1

Imax Corporation	IMAX	45245E109	04/11/2006	1,14

Integral Systems, Inc.	ISYS	45810H107	04/12/2006	1

Integrated Silicon Solution, Inc.	ISSI	45812P107	02/03/2006	1,2,4

Inter-Tel, Incorporated	INTL	458372109	05/31/2006	1,2,13,14,20

Intervoice, Inc.	INTV	4611142101	07/12/2006	1,14

IPASS Inc.	IPAS	46261V108	06/01/2006	1,2,18

Keystone Automotive Industries	KEYS	49338N109	08/03/2005	1,2,3

Landec Corporation	LNDC	514766104	10/14/2005	1,2,3

Layne Christensen Company	LAYN	521050104	06/08/2006	1,2,3,8

Lesco, Inc.	LSCO	526872106	05/10/2006	1

Lifetime Brands, Inc.	LCUT	53222Q103	06/08/2006	1,2,3,21

Lojack Corporation	LOJN	539451104	05/18/2006	1,2

Mapinfo Corporation	MAPS	565105103	02/16/2006	1,2,3,14

Marinemax, Inc.	HZO	567908108	02/09/2006	1,2,3,14

Matrixx Initiatives, Inc.	MTXX	57685L105	05/11/2006	1,2

Measurement Special Ties, Inc.	MSS	583421102	09/13/2005	1,2

Medical Action Industries	MDCI	58449L100	08/04/2005	1,2

Metal Management, Inc.	MTLM	591097209	09/13/2005	1,2,3

Metrologic Instruments, Inc.	MTLG	591676101	06/15/2006	1,2

Microtek Medical Holdings, Inc.	MTMD	59515B109	05/18/2006	1

Midas, Inc.	MDS	595626102	05/09/2006	1,2

Mitcham Industries, Inc.	MIND	606501104	07/27/2006	1,2,14

Modtech Holdings, Inc.	MODT	60783C100	12/13/2005	1,2

Modtech Holdings, Inc.	MODT	60783C100	01/03/2006	3,4,8,14

Modtech Holdings, Inc.	MODT	60783C100	06/13/2006	1,2,3

Moldflow Corporation	MFLO	608507109	11/18/2005	1

Monaco Coach Corporation	MNC	60886R103	05/17/2006	1,3

Monarch Casino & Resort, Inc.	MCRI	609027107	05/23/2006	1,14

Monmouth Real Estate Investment Corp.	MNRTA	609720107	04/27/2006	1,2

Monro Muffler Brake, Inc.	MNRO	610236101	08/09/2005	1,2,3,14

Natco Group Inc.	NTG	63227W203	05/10/2006	1,2,3

National Dentex Corporation	NADX	63563H109	05/16/2006	1,2,3

Natus Medical Incorporated	BABY	639080103	06/15/2006	1,2

Nicholas Financial, Inc.	NICK	65373J209	08/10/2005	1,2

Noble International, LTD	NOBL	655053106	05/19/2006	1,8

Northern Orion Resources Inc.	NTO	665575106	06/13/2006	1,2,10,14,19

Northwest Pipe Company	NWPX	667746101	05/09/2006	1

Novagold Resources Inc.	NG	66987E206	05/31/2006	1,2,14

Novatel, Inc.	NGPS	669954109	07/18/2006	1,2,12

Olympic Steel, Inc.	ZEUS	68162K106	04/27/2006	1

OMI Corporation	OMM	Y6476W104	04/27/2006	1,2,3

Omni Energy Services Corp.	OMNI	68210T208	08/10/2005	1,14

Option Care, Inc.	OPTN	683948103	05/16/2006	1,2,3

Packeteer, Inc.	PKTR	695210104	05/24/2006	1,2

Paincare Holdings, Inc.	PRZ	69562E104	08/09/2005	4

Paincare Holdings, Inc.	PRZ	69562E104	11/04/2005	1,14

Par Technology Corporation	PTC	698884103	05/11/2006	1,2,3,8

PCTEL, Inc.	PCTI	69325Q105	06/05/2006	1,2,3

Penford Corporation	PENX	707051108	01/24/2006	1,3

Perry Ellis International, Inc.	PERY	288853104	06/16/2006	1,2

Phoenix Footwear Group, Inc.	PXG	71903M100	05/30/2006	1,3,14

Preformed Line Products Company	PLPC	740444104	04/24/2006	1

Printronix, Inc.	PTNX	742578107	08/19/2005	1,3

Psychemedics Corporation	PMD	744375205	05/11/2006	1,3

Q.E.P. CO. Inc.	QEPC	74727K102	07/27/2005	1,2

QC Holdings, Inc.	QCCO	74729T101	06/07/2006	1

Radvision Ltd.	RVSN	M81869105	06/18/2006	1,2,14

Radyne Corporation	RADN	750611402	06/07/2006	1,3

RC2 Corporation	RCRC	749388104	05/05/2006	1

RCM Technologies, Inc.	RCMT	749360400	06/15/2006	1,2,21

Rentrak Corporation	RENT	760174102	08/25/2005	1,3

RF Monolithics, Inc.	RFMI	74955F106	01/18/2006	1,2,3

Rimage Corporation	RIMG	766721104	05/16/2006	1,2

Rush Enterprises, Inc.	RUSHB	781846308	05/16/2006	1,2,3,14

Rush Enterprises, Inc.	RUSHA	781846209	05/16/2006	1,2,3,14

Sanders Morris Harris Group Inc.	SMHG	80000Q104	05/18/2006	1

Spartan Motors, Inc.	SPAR	846819100	05/24/2006	1,2

Stanley Furniture Company	STLY	854305208	04/19/2006	1

Stealthgas, Inc.	GASS	Y81669106	05/18/2006	1,2

Steinway Musical Instruments, Inc.	LVB	858495104	05/17/2006	1,2,3,21

Stewart Enterprises,Inc	STEIE	860370105	04/20/2006	1,2,8

Stratagene Corporation	STGN	86269H107	06/01/2006	1,3

Stratex Networks, Inc.	STXN	86279T109	08/09/2005	1,2,3

Sunopta Inc.	STKL	8676EP108	05/17/2006	1,2

Synagro Technologies, Inc.	SYGR	871562203	05/24/2006	1

Synagro Technologies, Inc.	SYGR	871562203	05/24/2006	14**

Tandy Brands Accessories	TBAC	875378101	10/18/2005	1,3

Team, Inc.	TMI	878155100	09/29/2005	1,2,14

Techteam Global, Inc.	TEAM	878311109	06/14/2006	1,2

Tejon Ranch Co.	TRC	879080109	05/09/2006	1

Telecommunication Systems, Inc.	TSYS	87929J103	06/08/2006	1,2

The Exploration Company of Deleware Inc.	TXCO	302133202	05/12/2006	1,2

The Management Network Group, Inc.	TMNG	561693102	06/22/2006	1,2

The Middleby Corporation	MIDD	596278101	05/12/2006	1,2,3

Thermogenesis Corp.	KOOL	883623209	10/28/2005	1,8,14

Thermogenesis Corp.	KOOL	883623209	12/05/2005	4

Transglobe Energy Corporation	TGA	893662106	05/10/2006	,2

Trinity Biotech PLC	TRIB	896438306	06/13/2006	1,4,10,14,17

Trinity Biotech PLC	TRIB	896438306	06/13/2006	20

24/7 Real Media, Inc.	TFSM	901314203	11/01/2005	1,2,3,14

Twin Disc, Incorporated	TWIN	901476101	10/21/2005	1

Unviersal Electronics Inc.	UEIC	913483103	06/13/2006	1,2,3

USA Truck, Inc.	USAK	902925106	05/03/2006	1,4

Vaalco Energy, Inc.	EGY	91851C201	06/01/2006	1,2

Versar, Inc	VSR	925297103	11/16/2005	1,2,3,14

Vista Gold Corp.	VGZ	927926204	05/08/2006	1,2,3

Vitran Corporation Inc.	VTNC	9285E107	04/19/2006	1,10

Watchguard Technologies	WGRD	941105108	05/04/2006	1,2,14

Westell Technologies, Inc.	WSTL	957541105	09/22/2005	1,2

Willbros Group, Inc.	WG	969199108	02/01/2006	1

Youbet.Com, Inc.	UBET	987413101	06/15/2006	1,2

Zevex International, Inc.	ZVXI	98950E400	05/25/2006	1,2,3,4

Zila, Inc.	ZILA	989513205	12/15/2005	1,2,14

Zomax Incorporated	ZOMX	989929104	06/07/2006	1,2,14

* Proposal Respecting:

1. Election of directors

2. Ratification/appointment of auditors

3. Approval of adoption of or an amendment to stock purchase plan, stock option plan, bonus plan and/or incentive plan

4. Approval of amendment to increase/decrease authorized shares and/or par value

5. Approval of investment advisory agreement

6. Shareholder request for additional information and/or proposal

7. Approval of the issuance of debt and/or other securities

8. Approval of an amendment to certificate of incorporation or charter document

9. Approval of indemnification agreement between officers and directors

14

10. Authorization of Board to fix auditor’s remuneration or executive compensation

11. Approval of reorganization transaction

12. Approval of amendment to company’s by-laws

13. Approval of meeting adjournment to solicit other votes

14. Other

15. Capital structure changes

16. Approval of merger proposal

17. Approval of financial statements

18. Approval of non-employee director compensation

19. Fix the number of directors

20. Approval of amendment to company’s by laws/articles of association

21. Approval of compensation plan

**	This matter was proposed by a shareholder, and the Fund voted against the matter in accordance with the recommendation of management. The shareholder proposal requested that the Board of Directors report, by January, 2007, at reasonable cost and omitting proprietary information, on environmental, health and safety impacts of one of the company’s facilities on the community.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Dated August 24, 2006.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)